Net Intangible Assets And Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Computer software cost	$ 69,319	[1]	$ 62,159	[1]
Initial franchise fees	25,629	[1]	20,429	[1]
Reacquired franchised rights	11,625	[1]	6,076	[1]
Letter of credit fees	940	[1]	940	[1]
Total cost	107,513	[1]	89,604	[1]
Total accumulated amortization	(54,042)	[1]	(40,512)	[1]
Subtotal	53,471	[1]	49,092	[1]
Goodwill	16,904	[2]	18,179	[2]
Net intangible assets including goodwill	70,375		67,271
Total amortization expense	18,297		14,825		11,144
Estimated aggregate amortization expense for 2014	18,262
Estimated aggregate amortization expense for 2015	18,104
Estimated aggregate amortization expense for 2016	7,308
Estimated aggregate amortization expense for 2017	4,864
Estimated aggregate amortization expense for 2018	912
Estimated aggregate amortization expense after 2017	4,021
Mexico [Member]
Goodwill	7,748	[2]	7,780	[2]
Brazil [Member]
Goodwill	7,021	[2]	8,086	[2]
Ecuador [Member]
Goodwill	273	[2]	273	[2]
Peru [Member]
Goodwill	201	[2]	220	[2]
Chile [Member]
Goodwill	1,416	[2]	1,553	[2]
Colombia [Member]
Goodwill	$ 245	[2]	$ 267	[2]

[1]	Total amortization expense for fiscal years 2013, 2012 and 2011 amounted to $18,297, $14,825 and $11,144, respectively. The estimated aggregate amortization expense for each of the five succeeding fiscal years and thereafter is as follows: $18,262 for 2014, $18,104 for 2015; $7,308 for 2016; $4,864 for 2017; $912 for 2018; and thereafter $4,021.
[2]	Related to the acquisition of franchised restaurants (Mexico, Brazil, Peru, Chile and Colombia) and non-controlling interests in subsidiaries (Ecuador and Chile).